FIXED ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
FIXED ASSETS AND GOODWILL

NOTE 5: FIXED ASSETS AND GOODWILL

As of September 30, 2021 and December 31, 2020, the Company has the following fixed assets:

	September 30, 2021	December 31, 2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(5,514)	-
	$362,062	$-

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used.

Depreciation expense for the nine months ended September 30, 2021 was $5,514, as the property was placed into service on July 1, 2021.

As of September 30, 2021 and December 31, 2020, the Company has recorded goodwill as follows:

	September 30, 2021	December 31, 2020
Tickeri	$7,945,602	$-
Monster Creative	8,648,104	-
	$16,593,706	$-

For the nine months ended September 30, 2021, the Company recognized $12,141,062 in impairment expense.